8. SHARE CAPITAL, OPTION BASED PAYMENTS & CONTRIBUTED SURPLUS: Schedule of valuation of stock options granted (Tables)	12 Months Ended
Jan. 31, 2022
Tables/Schedules
Schedule of valuation of stock options granted

The following weighted average assumptions were used for the Black-Scholes valuation of stock options granted during the years:

	2022	2021	2020

Risk-free interest rate	0.85%	0.24%	1.56%
Expected life of options	4.08 years	1 year	1 years
Annualized volatility	102.9%	98.41%	118.49%
Dividends	0.00%	0.00%	0.00%